Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and Dividend Income
Loans	$ 15,603	$ 15,992
Taxable	259	294
Tax-exempt	254	391
Federal funds sold	72	129
Dividends on Federal Home Loan Bank and other stock	189	219
Total interest and dividend income	16,377	17,025
Interest Expense
Deposits	1,181	1,572
Borrowings	1,286	1,461
Total interest expense	2,467	3,033
Net Interest Income	13,910	13,992
Provision for Loan Losses	888	1,241
Net Interest Income After Provision for Loan Losses	13,022	12,751
Noninterest Income
Customer service fees	2,750	2,354
Net gains on loan sales	30	58
Realized gains on sales of available-for-sale securities	27	0
Earnings on bank-owned life insurance	416	437
BOLI benefit in excess of surrender value	35	935
Realized gains on sales of real estate and other repossessed assets	26	0
Other	414	428
Total noninterest income	3,698	4,212
Noninterest Expense
Salaries and employee benefits	6,568	7,077
Net occupancy and equipment expense	1,971	1,882
Provision for losses on foreclosed real estate	98	240
Professional fees	749	843
Insurance	297	284
Deposit insurance premiums	253	296
Franchise and other taxes	266	504
Marketing expense	417	403
Printing and office supplies	185	197
Amortization of intangible asset	119	119
Other	2,223	2,137
Realized losses on sale of real estate and other repossessed assets	0	13
Total noninterest expense	13,146	13,995
Income Before Federal Income Taxes	3,574	2,968
Provision for Federal Income Taxes	923	356
Net Income	$ 2,651	$ 2,612
Basic Earnings Per Share	$ 0.54	$ 0.53
Diluted Earnings Per Share	$ 0.53	$ 0.53